Supplemental Cash Flow Information (Details) - Ordinary Shares [Member] - Everbright Digital Global Limited [Member]	May 18, 2024 USD ($) $ / shares shares
Supplemental Cash Flow Information [Line Items]
Issuance of shares | shares	50,000
Price per issuance of share | $ / shares	$ 1
Issuance share value | $	$ 50,000